UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from October 1, 2017 to October 31, 2017

Commission File Number of issuing entity: 333-205778-05

Central Index Key Number of issuing entity: 0001694919

TOYOTA AUTO RECEIVABLES 2017-A OWNER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-205778

Central Index Key Number of depositor: 0001131131

TOYOTA AUTO FINANCE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

TOYOTA MOTOR CREDIT CORPORATION

(Exact name of sponsor as specified in its charter)

Katherine Adkins, Esq., (469) 486-6577

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7152139

(I.R.S. Employer Identification No.)

6565 Headquarters Drive, Plano, Texas 75024

(Address of principal executive offices of the issuing entity) (Zip Code)

(469) 486-9020

(Telephone number, including area code)

Not Applicable

(Former name or former address, if changed since last report)

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2a	☐	☐	☒	☐
Class A-2b	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐
Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that constitute the assets of Toyota Auto Receivables 2017-A Owner Trust for the distribution period commencing on October 1, 2017 and ending on October 31, 2017 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein.

Item 1A.	Asset-Level Information

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by the issuing entity, Toyota Auto Receivables 2017-A Owner Trust, on November 28, 2017, are hereby incorporated by reference into this Form 10-D.

PART II – OTHER INFORMATION

Item 9.	Other Information.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to Toyota Auto Receivables 2017-A Owner Trust for the distribution period commencing on October 1, 2017 and ending on October 31, 2017. Toyota Motor Credit Corporation (Central Index Key Number: 0000834071), as securitizer, most recently filed a Form ABS-15G on February 8, 2017 with respect to all asset-backed securities sponsored by it.

Item 10.	Exhibits.

Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on October 1, 2017 and ending on October 31, 2017.

Exhibit 102	Asset Data File for the reporting period October 1, 2017 to October 31, 2017 (See Exhibit 102 to Form ABS-EE filed by Toyota Auto Receivables 2017-A Owner Trust with the SEC on November 28, 2017, which is incorporated by reference herein).

Exhibit 103	Asset Related Document for the reporting period October 1, 2017 to October 31, 2017 (See Exhibit 103 to Form ABS-EE filed by Toyota Auto Receivables 2017-A Owner Trust with the SEC on November 28, 2017, which is incorporated by reference herein).

EXHIBIT INDEX

Exhibit Number	Description

99.1	Monthly Servicer’s Certificate for the distribution period commencing on October 1, 2017 and ending on October 31, 2017.

102	Asset Data File for the reporting period October 1, 2017 to October 31, 2017 (See Exhibit 102 to Form ABS-EE filed by Toyota Auto Receivables 2017-A Owner Trust with the SEC on November 28, 2017, which is incorporated by reference herein).

103	Asset Related Document for the reporting period October 1, 2017 to October 31, 2017 (See Exhibit 103 to Form ABS-EE filed by Toyota Auto Receivables 2017-A Owner Trust with the SEC on November 28, 2017, which is incorporated by reference herein).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Toyota Auto Finance Receivables LLC (Depositor)

Date: November 29, 2017	/s/ Wei Shi
Wei Shi
President, Chief Executive Officer and Chief Financial Officer
(Senior officer in charge of securitization of the depositor)